Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and intangible assets
Changes in Goodwill
Robotics &
Process Discrete
($ in millions)
Electrification Motion Automation Automation Total
Balance at January 1, 2021 4,527 2,456 1,639 2,228 10,850
Goodwill acquired during

the year
11 — — 150 161
Goodwill allocated to disposals — (338) (7) — (345)
Exchange rate differences

and other
(66) (1) (19) (98) (184)
Balance at December 31,

2021
(1)
4,472 2,117 1,613 2,280 10,482
Goodwill acquired during

the year
220 9 — — 229
Goodwill allocated to

disposals
(2) (2) — (6) — (8)
Exchange rate differences

and other
(92) (8) (20) (72) (192)
Balance at December 31,

2022
(1) 4,598 2,118 1,587 2,208 10,511
(1)

At December

31, 2022

and 2021,

the gross

goodwill amounted

to $
10,774

million and

$
10,760

million, respectively.

The accumulated
impairment

charges

amounted to

$
263

million and

$
278

million, respectively,

and related

to the Robotics

& Discrete

Automation

segment.
(2)

Includes goodwill

of $
6

million relating

to the Turbocharging

Division

which, prior

to its spin-off,

was included

in the Process

Automation
operating segment.

Intangible assets other than goodwill
2022 2021
Gross Accumu- Net Gross Accumu- Net
carrying lated amort- carrying carrying lated amort- carrying
December 31, ($ in millions) amount ization amount amount ization amount
Capitalized software

for internal use

830 (720) 110 835 (732) 103
Capitalized software

for sale

26 (26) — 31 (29) 2
Intangibles other than software:
Customer-related

1,743 (808) 935 1,716 (707) 1,009
Technology-related

997 (812) 185 1,122 (868) 254
Marketing-related

498 (347) 151 493 (327) 166
Other

55 (30) 25 56 (29) 27
Total 4,149 (2,743) 1,406 4,253 (2,692) 1,561

Schedule of additions to intangible assets other than goodwill
($ in millions) 2022 2021
Capitalized software

for internal use

53 32
Capitalized software

for sale

— 2
Intangibles other than software:
Customer-related

79 13
Technology-related

16 35
Marketing-related

20 11
Other

7 2
Total 175 95

Amortization expense of intangible assets other than goodwill	($ in millions) 2022 2021 2020 Capitalized software for internal use 52 66 61 Intangibles other than software 230 252 268 Total 282 318 329
Future amortization expense of intangible assets other than goodwill	($ in millions) 2023 296 2024 221 2025 174 2026 153 2027 145 Thereafter 417 Total 1,406